Litigation	6 Months Ended
Jun. 30, 2021
Litigation
33 Litigation
The Group is involved in a number of judicial, regulatory and arbitration proceedings concerning matters arising in connection with the conduct of its businesses. The Group’s material proceedings, related provisions and estimate of the aggregate range of reasonably possible losses that are not covered by existing provisions are described in Note 40 – Litigation in VI – Consolidated financial statements – Credit Suisse Group in the Credit Suisse Annual Report 2020 and updated in subsequent quarterly reports (including those discussed below). Some of these proceedings have been brought on behalf of various classes of claimants and seek damages of material and/or indeterminate amounts.
The Group accrues loss contingency litigation provisions and takes a charge to income in connection with certain proceedings when losses, additional losses or ranges of loss are probable and reasonably estimable. The Group also accrues litigation provisions for the estimated fees and expenses of external lawyers and other service providers in relation to such proceedings, including in cases for which it has not accrued a loss contingency provision. The Group accrues these fee and expense litigation provisions and takes a charge to income in connection therewith when such fees and expenses are probable and reasonably estimable. The Group reviews its legal proceedings each quarter to determine the adequacy of its litigation provisions and may increase or release provisions based on management’s judgment and the advice of counsel. The establishment of additional provisions or releases of litigation provisions may be necessary in the future as developments in such proceedings warrant.
The specific matters described include (a) proceedings where the Group has accrued a loss contingency provision, given that it is probable that a loss may be incurred and such loss is reasonably estimable; and (b) proceedings where the Group has not accrued such a loss contingency provision for various reasons, including, but not limited to, the fact that any related losses are not reasonably estimable. The description of certain of the matters includes a statement that the Group has established a loss contingency provision and discloses the amount of such provision; for the other matters no such statement is made. With respect to the matters for which no such statement is made, either (a) the Group has not established a loss contingency provision, in which case the matter is treated as a contingent liability under the applicable accounting standard, or (b) the Group has established such a provision but believes that disclosure of that fact would violate confidentiality obligations to which the Group is subject or otherwise compromise attorney-client privilege, work product protection or other protections against disclosure or compromise the Group’s management of the matter. The future outflow of funds in respect of any matter for which the Group has accrued loss contingency provisions cannot be determined with certainty based on currently available information, and accordingly may ultimately prove to be substantially greater (or may be less) than the provision that is reflected on the Group’s balance sheet.
It is inherently difficult to determine whether a loss is probable or even reasonably possible or to estimate the amount of any loss or loss range for many of the Group’s legal proceedings. Estimates, by their nature, are based on judgment and currently available information and involve a variety of factors, including, but not limited to, the type and nature of the proceeding, the progress of the matter, the advice of counsel, the Group’s defenses and its experience in similar matters, as well as its assessment of matters, including settlements, involving other defendants in similar or related cases or proceedings. Factual and legal determinations, many of which are complex, must be made before a loss, additional losses or ranges of loss can be reasonably estimated for any proceeding.
Most matters pending against the Group seek damages of an indeterminate amount. While certain matters specify the damages claimed, such claimed amount may not represent the Group’s reasonably possible losses. For certain of the proceedings discussed the Group has disclosed the amount of damages claimed and certain other quantifiable information that is publicly available.
The Group’s aggregate litigation provisions include estimates of losses, additional losses or ranges of loss for proceedings for which such losses are probable and can be reasonably estimated. The Group does not believe that it can estimate an aggregate range of reasonably possible losses for certain of its proceedings because of their complexity, the novelty of some of the claims, the early stage of the proceedings, the limited amount of discovery that has occurred and/or other factors. The Group’s estimate of the aggregate range of reasonably possible losses that are not covered by existing provisions for the proceedings discussed in Note 40 referenced above and updated in quarterly reports (including below) for which the Group believes an estimate is possible is zero to CHF 1.2 billion.
In 2Q21, the Group recorded net litigation provisions of CHF 265 million. After taking into account its litigation provisions, the Group believes, based on currently available information and advice of counsel, that the results of its legal proceedings, in the aggregate, will not have a material adverse effect on the Group’s financial condition. However, in light of the inherent uncertainties of such proceedings, including those brought by regulators or other governmental authorities, the ultimate cost to the Group of resolving such proceedings may exceed current litigation provisions and any excess may be material to its operating results for any particular period, depending, in part, upon the operating results for such period.
Mortgage-related matters
Government and regulatory related matters
DOJ RMBS settlement
As previously disclosed, on January 18, 2017, Credit Suisse Securities (USA) LLC (CSS LLC) and its current and former US subsidiaries and US affiliates reached a settlement with the US Department of Justice (DOJ) related to its legacy residential mortgage-backed securities (RMBS) business, a business conducted through 2007. The settlement resolved potential civil claims by the DOJ related to certain of those Credit Suisse entities’ packaging, marketing, structuring, arrangement, underwriting, issuance and sale of RMBS. Pursuant to the terms of the settlement a civil monetary penalty was paid to the DOJ in January 2017. The settlement also required the above-mentioned entities to provide certain levels of consumer relief measures, including affordable housing payments and loan forgiveness, and the DOJ and Credit Suisse agreed to the appointment of an independent monitor to oversee the completion of the consumer relief requirements of the settlement. Credit Suisse currently anticipates that it will take much longer than the five-year period provided in the settlement to satisfy in full its obligations in respect of these consumer relief measures and that it may only complete them by 2026 or later, subject to market conditions and the Group’s risk appetite. In light of Credit Suisse’s current plans as to how it will satisfy these obligations, Credit Suisse expects to incur additional costs beyond those previously anticipated in relation to satisfying those obligations. The amount of consumer relief Credit Suisse must provide also will increase after 2021 pursuant to the original settlement by 5% per annum of the outstanding amount due until these obligations are settled. The monitor publishes reports periodically on these consumer relief matters.
NJAG litigation
On June 17, 2021, in the civil action filed against CSS LLC and affiliated entities in the Superior Court of New Jersey, Chancery Division, Mercer County (SCNJ) by the New Jersey Attorney General (NJAG), on behalf of the State of New Jersey, the SCNJ entered orders granting the motion for partial summary judgment filed by the NJAG and denying the cross-motion for partial summary judgment filed by CSS LLC and its affiliates.
Civil litigation
The amounts disclosed below do not reflect actual realized plaintiff losses to date or anticipated future litigation exposure. Rather, unless otherwise stated, these amounts reflect the original unpaid principal balance amounts as alleged in these actions and do not include any reduction in principal amounts since issuance.
Repurchase litigations
On May 6, 2021, in the action brought by Home Equity Asset Trust 2007-1 against DLJ Mortgage Capital, Inc. (DLJ), in which plaintiff alleges damages of not less than USD 420 million, following oral argument before the New York State Court of Appeals in DLJ’s appeal from the denial of its motion for partial summary judgment, the New York State Court of Appeals ordered re-argument of the appeal. On June 1, 2021, the Supreme Court for the State of New York, New York County (SCNY) postponed the commencement of the trial that had been scheduled to begin on October 11, 2021 until May 31, 2022. The commencement of the trial remains subject to the final resolution of DLJ’s summary judgment appeal.
On June 4, 2021, following the parties’ April 19, 2021 settlement of the actions, which remains subject to approval in a trust instruction proceeding to be brought in Minnesota state court by the trustee of the plaintiff trusts, the SCNY vacated the trial that had been scheduled to begin on January 10, 2022 in two consolidated actions filed against DLJ and its affiliate Select Portfolio Servicing, Inc.: one action brought by Home Equity Mortgage Trust Series 2006-1, Home Equity Mortgage Trust Series 2006-3 and Home Equity Mortgage Trust Series 2006-4, in which plaintiffs allege damages of not less than USD 730 million; and one action brought by Home Equity Mortgage Trust Series 2006-5, in which plaintiff alleges damages of not less than USD 500 million.
Bank loan litigation
On June 25, 2021, in the Texas state court action against CSS LLC and certain of its affiliates brought by entities related to Highland Capital Management LP, the trial court entered a new judgment. This new judgment followed the Texas Supreme Court’s decision that reversed a portion of the September 4, 2015 judgment and dismissed various claims, but left standing the separate December 2014 jury verdict for plaintiff on its claims for fraudulent inducement by affirmative misrepresentation and remanded the case back to the trial court for further proceedings related to the calculation of damages and interest. The new judgment of June 25, 2021 awarded plaintiff a total of approximately USD 121 million. CSS LLC and its affiliates filed a notice of appeal from the judgment on July 23, 2021.
Rates-related matters
Regulatory Matters
On July 8, 2021, in the investigation by the European Commission alleging that Credit Suisse entities engaged in anticompetitive practices in connection with their supranational, sub-sovereign and agency (SSA) bonds trading business, Credit Suisse appealed the April 28, 2021 decision imposing a fine of EUR 11.9 million to the EU General Court.
Civil litigation
USD ICE LIBOR litigation
On June 3, 2021, in the civil action brought in the US District Court for the Northern District of California alleging that members of the ICE LIBOR panel, including Credit Suisse Group AG and certain of its affiliates, manipulated ICE LIBOR to profit from variable interest loans and credit cards, the court denied defendants’ motion to transfer the case to the US District Court for the Southern District of New York (SDNY).
Treasury markets litigation
On May 14, 2021, in the consolidated putative class action relating to the US treasury markets, plaintiffs filed an amended complaint against CSS LLC, Credit Suisse International (CSI) and other defendants. On July 20, 2021, the SDNY entered a stipulation voluntarily dismissing CSI.
SSA bonds litigation
On July 19, 2021, in the consolidated class action litigation brought in the SDNY relating to SSA bonds, the United States Circuit Court of Appeals for the Second Circuit affirmed the SDNY’s September 30, 2019 and March 18, 2020 decisions granting defendants’ motions to dismiss.
Government-sponsored entity bonds litigation
In the four civil actions brought in the US District Court for the Middle District of Louisiana, the parties entered into an agreement to settle all claims. On June 9, 2021, plaintiffs voluntarily dismissed each action.
Credit default swap auction litigation
On June 30, 2021, Credit Suisse Group AG and affiliates, along with other banks and entities, were named in a putative class action complaint filed in the US District Court for the District of New Mexico alleging manipulation of credit default swap final auction prices.
OTC trading cases
On June 29, 2021, in the putative class action brought against certain Credit Suisse AG affiliates, as well as other financial institutions, alleging that the defendants conspired to keep stock-loan trading in an over-the-counter market and collectively boycotted certain trading platforms that sought to enter the market, defendants filed their opposition to plaintiffs’ motion for class certification.
External asset manager matter
On April 15, 2021, the Geneva Prosecutor’s Office issued an order closing and discontinuing the criminal investigation against Credit Suisse AG and its employees in connection with alleged criminal offenses committed by an external asset manager based in Geneva. In May 2021, Credit Suisse completed the second and final stage of the settlement with affected clients.
Mozambique matter
Credit Suisse is in ongoing dialogue with regulatory and enforcement authorities regarding their inquiries into certain Credit Suisse entities’ arrangement of loan financing to Mozambique state enterprises, Proindicus S.A. and Empresa Mocambiacana de Atum S.A. (EMATUM), a distribution to private investors of loan participation notes (LPN) related to the EMATUM financing in September 2013, and certain Credit Suisse entities’ subsequent role in arranging the exchange of those LPNs for Eurobonds issued by the Republic of Mozambique.
The English High Court has scheduled trial to begin in October 2023 in the litigation filed by the Republic of Mozambique against certain Credit Suisse entities, three former employees and several other unrelated entities.
On June 3, 2021, United Bank for Africa PLC, a member of the ProIndicus syndicate, brought a claim against certain Credit Suisse entities seeking, contingent on the Republic of Mozambique’s claim, a declaration that Credit Suisse is liable to compensate it for alleged losses suffered as a result of any invalidity of the sovereign guarantee. The Credit Suisse entities filed their defense to this claim on July 1, 2021.
ETN-related litigation
On June 4, 2021, in the individual action brought in the SDNY by a purchaser of VelocityShares Daily Inverse VIX Short Term Exchange Traded Notes linked to the S&P 500 VIX Short-Term Futures Index due December 4, 2030 (XIV ETNs), which asserts claims similar to those brought in the consolidated class action complaint as well as additional claims under Pennsylvania state law, plaintiff filed an amended complaint. On July 19, 2021, Credit Suisse AG filed a motion to dismiss.
Bulgarian former clients matter
Following charges brought in 2020 by the Swiss Office of the Attorney General against Credit Suisse AG and other parties concerning the diligence and controls applied to a historical relationship with Bulgarian former clients who are alleged to have laundered funds through Credit Suisse AG accounts, the Swiss Federal Criminal Court has scheduled trial to take place in February 2022.
SCFF and Archegos matters
We have received requests for documents and information in connection with inquiries, investigations and/or actions relating to the supply chain finance fund (SCFF) and/or Archegos matters by FINMA, the DOJ, the US Securities and Exchange Commission (SEC), the US Federal Reserve, the Commodity Futures Trading Commission (CFTC), the US Senate Banking Committee, the UK Financial Conduct Authority (FCA) and other regulatory and governmental agencies. Credit Suisse is cooperating with the authorities on these matters. In connection with FINMA’s enforcement actions, third parties appointed by it will conduct investigations into these matters. The Luxembourg Commission de Surveillance du Secteur Financier (CSSF) has also announced its intention to review the SCFF matter through a third party.
On April 16, 2021, Credit Suisse Group AG and certain current and former executives were named in a putative class action complaint filed in the SDNY by a holder of Credit Suisse American Depositary Receipts, asserting claims for violations of Sections 10(b) and 20(a) of the US Securities Exchange Act of 1934 and Rule 10b-5 thereunder, alleging that defendants violated US securities laws by making material misrepresentations and omissions regarding Credit Suisse’s risk management practices with respect to the SCFF and Archegos matters.
As these matters develop, we may become subject to additional litigation and regulatory inquiries, investigations and actions.

Bank
Litigation	32 Litigation > Refer to “Note 33 – Litigation” in III – Condensed consolidated financial statements – unaudited in the Credit Suisse Financial Report 2Q21 for further information.